Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

11.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions at September 30, 2018.  As a result of the Sempra Acquisition, Sempra became a related party and the Sponsor Group ceased to be a related party as of March 9, 2018. See Note 2 for information regarding the Sempra Acquisition.

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We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH (as successor to EFH Corp.), we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  STH will file a combined Texas Margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 to Financial Statements in our 2017 Form 10-K under “Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At September 30, 2018			At December 31, 2017
	STH	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes payable (receivable)	$13	$3	$16	$(21)	$(5)	$(26)
Texas margin taxes payable	16	-	16	21	-	21
Net payable (receivable)	$29	$3	$32	$-	$(5)	$(5)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Nine Months Ended September 30, 2018				Nine Months Ended September 30, 2017
	STH	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$41	$(19)	$6	$28	$(102)	$(12)	$(114)
Texas margin taxes	21	-	-	21	20	-	20
Total payments (receipts)	$62	$(19)	$6	$49	$(82)	$(12)	$(94)

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Related parties of the Sponsor Group have (1) sold, acquired or participated in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) performed various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses.

As of March 8, 2018, approximately 16% of the equity in an existing vendor of the company was owned by a member of the Sponsor Group.  During 2018 and 2017, this vendor performed transmission and distribution system construction and maintenance services for us.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $35 million dollars for the year-to-date period ended March 8, 2018, of which approximately $33 million was capitalized and $2 million was recorded as an operation and maintenance expense.

See Note 9 for information regarding distributions to and capital contributions from members.

12.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions and related matters.  See Note 2 for additional information regarding related-party contingencies resulting from the EFH Bankruptcy Proceedings and information regarding the Vistra Spin-Off.  As a result of the Vistra Spin-Off, Vistra and its subsidiaries, including Luminant and TXU Energy, ceased to be related parties as of October 3, 2016.

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We recorded revenue from TCEH, principally for electricity delivery fees, which totaled $715 million for the period January 1, 2016 through October 2, 2016 and $955 million for the year ended December 31, 2015.  The fees are based on rates regulated by the PUCT that apply to all REPs.

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EFH Corp. subsidiaries charged us for certain administrative services at cost.  Our payments to EFH Corp. subsidiaries for administrative services, which are primarily reported in operation and maintenance expenses, totaled $1 million and $17 million for the years ended December 31, 2016 and 2015, respectively.  We also charge each other for shared facilities at cost.  Our payments to EFH Corp. subsidiaries for shared facilities totaled $3 million and $4 million for the years ended December 31, 2016 and 2015, respectively.  Payments we received from EFH Corp. subsidiaries related to shared facilities, totaled $1 million and $2 million for the years ended December 31, 2016 and 2015, respectively.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  EFH Corp. also includes our results in its consolidated Texas margin tax payments, which we account for as income taxes and calculate as if we were filing our own return.  See discussion in Note 1 under “Provision in Lieu of Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.  In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2017			At December 31, 2016
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(21)	$(5)	$(26)	$(62)	$(18)	$(80)
Texas margin taxes payable	21	-	21	20	-	20
Net payable (receivable)	$-	$(5)	$(5)	$(42)	$(18)	$(60)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes	$(102)	$(12)	$(114)	$-	$-	$-	$108	$27	$135
Texas margin taxes	20	-	20	20	-	20	24	-	24
Total payments (receipts)	$(82)	$(12)	$(94)	$20	$-	$20	$132	$27	$159

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Related parties of the Sponsor Group have (1) sold, acquired or participated in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) performed various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses, and may from time to time in the future participate in any of the items in (1) and (2) above.  Also, as of December 31, 2017, approximately 16% of the equity in an existing vendor of the company was owned by a member of the Sponsor Group.  During 2017 and 2016, this vendor performed transmission and distribution system construction and maintenance services for us.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $219 million for 2017, of which approximately $210 million was capitalized and $9 million recorded as an operation and maintenance expense, and $188 million for 2016, of which approximately $180 million was capitalized and $8 million recorded as an operation and maintenance expense.  At December 31, 2017 and 2016, we had outstanding trade payables to this vendor of $7 million and $5 million, respectively.

See Notes 1, 4, 9 and 10 for information regarding the tax sharing agreement, distributions to members and our participation in the Vistra Retirement Plan.